Selling, General, and Administrative Expenses	6 Months Ended
Sep. 30, 2021
Selling General and Administrative Expenses [Abstract]
SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES
11.	SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES

Selling, general, and administrative expenses comprised the following for the six months ended September 30, 2021 and 2020:

	For the six months ended
	September 30, 2021	September 30, 2020

Employee compensation	$2,167,684	$174,470
Marketing expenses	1,881,947	1,099,811
Research and development expenses	1,747,513	-
Professional services expenses	456,820	189,151
Insurance expenses	104,838	-
Rental expenses	59,908	26,565
Others	334,745	18,111
	6,753,455	1,508,108